UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21233

PARADIGM FUNDS

(Exact name of registrant as specified in charter)

Nine Elk Street Albany, NY (Address of principal executive offices)	12207-1002 (Zip code)

Robert A. Benton

Paradigm Funds

Nine Elk Street

Albany, NY 12207-1002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (518) 431-3500

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1. Schedules of Investments.

Paradigm Value Fund
		Schedule of Investments
		September 30, 2016 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Air Courier Services
90,000	Air Transport Services Group, Inc. *	$ 1,291,500	2.19%

Aircraft Parts & Auxiliary Equipment, NEC
40,000	Ducommun Incorporated *	913,600	1.55%

Cable & Other Pay Television Services
32,000	TiVo Corporation *	623,360	1.06%

Computer Communications Equipment
50,000	A10 Networks, Inc. *	534,500
400,000	Extreme Networks, Inc. *	1,796,000
		2,330,500	3.96%

Construction - Special Trade Contractors
74,800	Matrix Service Co. *	1,403,248	2.38%

Deep Sea Foreign Transportation of Freight
117,100	Ardmore Shipping Corporation (Ireland)	824,384	1.40%

Electrical Work
28,400	EMCOR Group Inc.	1,693,208	2.87%

Heavy Construction Other Than Building Construction - Contractors
25,000	Granite Construction Incorporated	1,243,500	2.11%

Industrial Organic Chemicals
21,500	Sensient Technologies Corp.	1,629,700	2.77%

Laboratory Analytical Instruments
29,600	PerkinElmer Inc.	1,660,856	2.82%

Metal Forgings & Stampings
14,300	Park-Ohio Holdings Corp.	521,235	0.88%

Miscellaneous Electrical Machinery, Equipment & Supplies
149,600	Electro Scientific Industries, Inc. *	843,744	1.43%

Motor Vehicles & Passenger Car Bodies
40,000	Federal Signal Corporation	530,400	0.90%

Motor Vehicle Parts & Accessories
63,100	Tower International, Inc.	1,520,710	2.58%

National Commercial Banks
56,700	First Merchants Corporation	1,516,725
38,436	National Bank Holdings Corporation - Class A	898,249
		2,414,974	4.11%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
101,200	RTI Surgical, Inc. *	316,756	0.54%

Photographic Equipment & Supplies
30,000	Avid Technology, Inc. *	238,200	0.40%

Radio & TV Broadcasting & Communications Equipment
120,000	Mitel Networks Corporation * (Canada)	883,200	1.50%

Retail - Apparel & Accessory Stores
30,000	Citi Trends, Inc.	597,900
85,400	Express Inc. *	1,006,866
30,700	Tailored Brands, Inc.	481,990
		2,086,756	3.54%

Retail - Family Clothing Stores
80,400	American Eagle Outfitters, Inc.	1,435,944
1,100	Stage Stores, Inc.	6,171
50,000	Stein Mart, Inc.	317,500
		1,759,615	2.99%

Retail - Retail Stores, NEC
25,400	IAC/InterActiveCorp.	1,586,738	2.69%

Retail - Shoe Stores
24,900	Foot Locker, Inc.	1,686,228	2.86%

Retail - Women's Clothing Stores
400,000	New York & Company, Inc. *	904,000	1.53%

Savings Institution, Federally Chartered
44,800	LegacyTexas Financial Group, Inc.	1,417,024
44,242	United Financial Bancorp	612,309
		2,029,333	3.45%

Semiconductors & Related Devices
3,488	Cavium, Inc. *	203,002
60,000	EMCORE Corporation	342,000
44,900	Kulicke & Soffa Industries Inc. * (Singapore)	580,557
100,000	Lattice Semiconductor Corporation *	649,000
40,200	Microsemi Corporation *	1,687,596
28,700	Qorvo, Inc. *	1,599,738
80,000	Ultra Clean Holdings, Inc. *	592,800
		5,654,693	9.61%

Services - Business Services, NEC
33,500	Rightside Group, Ltd. *	304,850	0.52%

Services - Computer Integrated Systems Design
100,000	Allscripts Healthcare Solutions, Inc. *	1,317,000
52,600	Convergys Corp.	1,600,092
20,000	Quality Systems, Inc.	226,400
		3,143,492	5.34%

Services - Computer Processing & Data Preparation
33,000	Demand Media, Inc. *	187,770
20,600	Infoblox Inc. *	543,222
		730,992	1.24%

Services - Equipment Rental & Leasing, NEC
30,000	Neff Corporation - Class A *	285,000	0.48%

Services - Help Supply Services
66,100	Kforce Inc.	1,354,389	2.30%

Services - Hospitals
22,900	Magellan Health Services Inc. *	1,230,417
23,100	MEDNAX, Inc. *	1,530,375
		2,760,792	4.69%

Services - Motion Picture Theaters
66,700	Regal Entertainment Group - Class A	1,450,725	2.46%

Special Industry Machinery, NEC
122,200	Brooks Automation, Inc.	1,663,142	2.82%

State Commercial Banks
30,000	Banner Corporation	1,312,200
38,000	Renasant Corporation	1,277,940
		2,590,140	4.41%

Surgical & Medical Instruments & Apparatus
60,000	MiMedx Group, Inc. *	514,800	0.87%

Telegraph & Other Message Communications
23,000	j2 Global, Inc.	1,532,030	2.60%

Transportation Services
19,500	GATX Corp.	868,725	1.47%

Total for Common Stocks (Cost $37,418,696)		$ 53,789,515	91.32%

REAL ESTATE INVESTMENT TRUSTS
51,300	Blackstone Mortgage Trust, Inc. - Class A	1,510,785
120,928	Gramercy Property Trust Inc.	1,165,746
15,550	Mid-America Apartment Communities Inc.	1,461,544
Total for Real Estate Investment Trusts		4,138,075	7.02%
	(Cost $2,687,133)

MONEY MARKET FUNDS
1,149,700	SEI Daily Income Trust Government Fund -	1,149,700	1.95%
	Class A 0.22% **
	(Cost $1,149,700)

Total Investment Securities		59,077,290	100.29%
	(Cost $41,255,529)

Liabilities in Excess of Other Assets		(169,086)	-0.29%

Net Assets		$ 58,908,204	100.00%

* Non-Income Producing Securities.
** The Yield Rate shown represents the 7-day yield at September 30, 2016.

             See accompanying notes to Schedules of Investments

Paradigm Select Fund
		Schedule of Investments
		September 30, 2016 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Air Transportation, Nonscheduled
2,350	Air Methods Corporation *	$ 74,001	1.05%

Aircraft & Parts
1,650	Triumph Group, Inc.	46,002	0.65%

Cable & Other Pay Television Services
10,275	TiVo Corporation *	200,157	2.84%

Chemical & Allied Products
575	Innospec Inc.	34,966
1,625	Olin Corp.	33,345
		68,311	0.97%

Construction - Special Trade Contractors
7,950	Matrix Service Co. *	149,142	2.12%

Electrical Work
2,050	EMCOR Group Inc.	122,221	1.74%

Electromedical & Electrotherapeutic Apparatus
4,425	Masimo Corporation *	263,243	3.74%

Electronic Computers
1,900	Omnicell, Inc. *	72,770	1.03%

Fire, Marine & Casualty Insurance
125	Alleghany Corporation *	65,628
1,250	American Financial Group Inc.	93,750
1,950	Aspen Insurance Holdings Limited (Bermuda)	90,850
733	Endurance Specialty Holdings Ltd. (Bermuda)	47,975
		298,203	4.24%

Footwear (No Rubber)
3,700	Caleres, Inc.	93,573	1.33%

Household Furniture
2,500	La-Z-Boy Incorporated	61,400	0.87%

Industrial Instruments for Measurement, Display, and Control
1,200	MKS Instruments, Inc.	59,676	0.85%

Industrial Organic Chemicals
1,325	Sensient Technologies Corporation	100,435
1,250	Westlake Chemical Corp.	66,875
		167,310	2.38%

Instruments For Measurement & Testing of Electricity & Electric Signals
5,775	Teradyne, Inc.	124,625	1.77%

Laboratory Analytical Instruments
3,100	PerkinElmer Inc.	173,941	2.47%

Miscellaneous Business Credit Institution
1,600	PHH Corporation *	23,120	0.33%

Miscellaneous Manufacturing Industries
2,675	Hillenbrand, Inc.	84,637	1.20%

Motor Vehicle Parts & Accessories
600	Visteon Corporation *	42,996	0.61%

National Commercial Banks
3,800	KeyCorp	46,246	0.66%

Paper Mills
3,000	KapStone Paper and Packaging Corporation	56,760	0.81%

Petroleum Refining
2,475	Delek US Holdings, Inc.	42,793
1,850	Western Refining, Inc.	48,951
		91,744	1.30%

Plastics Products
950	AptarGroup Inc.	73,539
200	Entegris, Inc. *	3,484
		77,023	1.09%

Printed Circuit Boards
5,850	Jabil Circuit, Inc.	127,647
6,000	TTM Technologies, Inc. *	68,700
		196,347	2.79%

Radio & TV Broadcasting & Communications Equipment
8,600	Mitel Networks Corporation * (Canada)	63,296	0.90%

Retail - Apparel & Accessory Stores
5,575	Express Inc. *	65,729
2,800	Tailored Brands, Inc.	43,960
		109,689	1.56%

Retail - Family Clothing Stores
7,350	American Eagle Outfitters, Inc.	131,271	1.87%

Retail - Radio, TV & Consumer Electronics Stores
3,750	Best Buy Co., Inc.	143,175	2.03%

Retail - Retail Stores, NEC
2,550	IAC/InterActiveCorp.	159,298	2.26%

Retail - Shoe Stores
2,775	Foot Locker, Inc.	187,923	2.67%

Savings Institution, Federally Chartered
2,400	Capitol Federal Financial, Inc.	33,768	0.48%

Savings Institution, Not Federally Chartered
1,200	Berkshire Hills Bancorp, Inc.	33,252	0.47%

Search, Detection, Navigation, Guidance, Aeronautical Systems
2,000	Garmin Ltd. (Switzerland)	96,220	1.37%

Semiconductors & Related Devices
3,200	Finisar Corporation *	95,360
4,325	Kulicke & Soffa Industries Inc. * (Singapore)	55,922
5,725	Marvell Technology Group Ltd. (Bermuda)	75,971
5,100	Microsemi Corporation *	214,098
3,825	Qorvo, Inc. *	213,206
1,850	Skyworks Solutions, Inc.	140,859
		795,416	11.30%

Services - Auto Rental & Leasing
700	Ryder System, Inc.	46,165	0.66%

Services - Computer Integrated Systems Design
7,500	Allscripts Healthcare Solutions, Inc. *	98,775
4,175	Convergys Corp.	127,004
		225,779	3.21%

Services - Help Supply Services
4,025	Kelly Services, Inc. - Class A	77,360
4,350	Kforce Inc.	89,132
		166,492	2.37%

Services - Hospitals
2,850	Magellan Health Services Inc. *	153,130
2,975	MEDNAX, Inc. *	197,094
		350,224	4.98%

Services - Motion Picture Theaters
5,525	Regal Entertainment Group - Class A	120,169	1.71%

Services - Prepackaged Software
2,625	Progress Software Corporation *	71,400	1.01%

Steel Pipe & Tubes
2,175	Allegheny Technologies Incorporated	39,302	0.56%

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)
600	Carpenter Technology Corporation	24,756	0.35%

Surety Insurance
2,500	MGIC Investment Corporation *	20,000
3,600	Radian Group Inc.	48,780
		68,780	0.98%
Surgical & Medical Instruments & Apparatus
7,975	Globus Medical, Inc. - Class A *	179,996
2,400	MiMedx Group, Inc. *	20,592
1,000	NuVasive, Inc. *	66,660
		267,248	3.80%

Telegraph & Other Message Communications
2,150	j2 Global, Inc.	143,211	2.03%

Telephone & Telegraph Apparatus
3,800	Ciena Corporation *	82,840
1,600	Fabrinet * (Thailand)	71,344
		154,184	2.19%

Title Insurance
1,900	Fidelity National Financial, Inc.	70,129
600	Fidelity National Financial Ventures *	7,488
		77,617	1.10%

Transportation Services
1,200	GATX Corporation	53,460	0.76%

Wholesale - Computers & Peripheral Equipment & Software
900	SYNNEX Corporation	102,699	1.46%

Wholesale - Electrical Apparatus & Equipment, Wiring Supplies
1,300	EnerSys	89,947	1.28%

Wholesale - Lumber & Other Construction Materials
1,800	Boise Cascade Company *	45,720	0.65%

Total for Common Stocks (Cost $4,733,459)		$ 6,393,909	90.85%

REAL ESTATE INVESTMENT TRUSTS
1,675	Mid-America Apartment Communities Inc.	157,433	2.24%
Total for Real Estate Investment Trusts		157,433
	(Cost $110,037)

MONEY MARKET FUNDS
1,739,323	SEI Daily Income Trust Government Fund -	1,739,323	24.71%
	Class A 0.22% **
	(Cost $1,739,323)

Total Investment Securities		8,290,665	117.80%
	(Cost $6,582,819)

Liabilities in Excess of Other Assets		(1,252,656)	-17.80%

Net Assets		$ 7,038,009	100.00%

* Non-Income Producing Securities.
** The Yield Rate shown represents the 7-day yield at September 30, 2016.

See accompanying notes to Schedules of Investments

Paradigm Opportunity Fund
		Schedule of Investments
		September 30, 2016 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Cable & Other Pay Television Services
13,700	TiVo Corporation *	$ 266,876	4.25%

Computer Communications Equipment
10,000	A10 Networks, Inc. *	106,900	1.70%

Construction - Special Trade Contractors
8,600	Matrix Service Co. *	161,336	2.57%

Electrical Work
2,825	EMCOR Group Inc.	168,427	2.68%

Industrial Organic Chemicals
2,550	Sensient Technologies Corporation	193,290	3.08%

Instruments For Measurement & Testing of Electricity & Electric Signals
7,075	Teradyne, Inc.	152,678	2.43%

Laboratory Analytical Instruments
2,850	PerkinElmer Inc.	159,913	2.55%

Miscellaneous Electrical Machinery, Equipment & Supplies
27,800	Electro Scientific Industries, Inc. *	156,792	2.50%

Miscellaneous Manufacturing Industries
5,500	Hillenbrand, Inc.	174,020	2.77%

Retail - Apparel & Accessory Stores
9,475	Express Inc. *	111,710
4,375	Tailored Brands, Inc.	68,688
		180,398	2.87%

Retail - Department Stores
1,400	Dillard's, Inc. - Class A	88,214	1.40%

Retail - Family Clothing Stores
11,200	American Eagle Outfitters, Inc.	200,032	3.18%

Retail - Retail Stores, NEC
3,250	IAC/InterActiveCorp.	203,027	3.23%

Retail - Shoe Stores
1,200	DSW Inc. - Class A	24,576
4,500	Foot Locker, Inc.	304,740
		329,316	5.24%

Rolling Drawing & Extruding of Nonferrous Metals
19,183	Alcoa, Inc.	194,516	3.10%

Semiconductors & Related Devices
6,425	Kulicke & Soffa Industries Inc. * (Singapore)	83,075
7,600	Microsemi Corporation *	319,048
4,900	Qorvo, Inc. *	273,126
3,400	Skyworks Solutions, Inc.	258,876
		934,125	14.87%

Services - Computer Integrated Systems Design
8,350	Convergys Corp.	254,007	4.04%

Services - Computer Processing & Data Preparation
3,600	Infoblox Inc. *	94,932	1.51%

Services - Help Supply Services
7,600	Kelly Services, Inc. - Class A	146,072	2.32%

Services - Hospitals
3,150	Magellan Health Services Inc. *	169,249
2,075	MEDNAX, Inc. *	137,469
		306,718	4.88%

Services - Motion Picture Theaters
11,475	Regal Entertainment Group - Class A	249,581	3.97%

Services - Prepackaged Software
6,500	inContact, Inc. *	90,870
6,700	Progress Software Corporation *	182,240
		273,110	4.34%

Special Industry Machinery (No Metalworking Machinery)
2,000	Kadant Inc.	104,220	1.66%

Special Industry Machinery, NEC
17,625	Brooks Automation, Inc.	239,876	3.82%

Surgical & Medical Instruments & Apparatus
10,125	AtriCure, Inc. *	160,178	2.55%

Telegraph & Other Message Communications
3,775	j2 Global, Inc.	251,453	4.00%

Total for Common Stocks (Cost $3,592,304)		$ 5,750,007	91.51%

REAL ESTATE INVESTMENT TRUSTS
2,825	Mid-America Apartment Communities Inc.	265,522
Total for Real Estate Investment Trusts		265,522	4.23%
	(Cost $121,247)

MONEY MARKET FUNDS
273,166	SEI Daily Income Trust Government Fund -	273,166	4.35%
	Class A 0.22% **
	(Cost $273,166)
Total Investment Securities		6,288,695	100.09%
	(Cost $3,986,717)

Liabilities in Excess of Other Assets		(5,544)	-0.09%

Net Assets		$ 6,283,151	100.00%

* Non-Income Producing Securities.
** The Yield Rate shown represents the 7-day yield at September 30, 2016.

See accompanying notes to Schedules of Investments

Paradigm Micro-Cap Fund
		Schedule of Investments
		September 30, 2016 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Aircraft Parts & Auxiliary Equipment, NEC
70,000	Ducommun Incorporated *	$ 1,598,800
140,500	LMI Aerospace, Inc. *	1,001,765
		2,600,565	5.26%

Communications Equipment, NEC
20,000	Vocera Communications, Inc. *	338,000	0.68%

Computer Communications Equipment
450,000	Extreme Networks, Inc. *	2,020,500	4.09%

Computer Peripheral Equipment, NEC
160,000	RadiSys Corporation *	855,200	1.73%

Electronic Computers
30,000	Omnicell, Inc. *	1,149,000	2.32%

Footwear (No Rubber)
70,000	Caleres, Inc.	1,770,300	3.58%

Guided Missiles & Space Vehicles & Parts
150,000	Kratos Defense & Security Solutions, Inc. *	1,033,500	2.09%

Millwood, Veneer, Plywood, & Structural Wood Members
90,900	Ply Gem Holdings, Inc. *	1,214,424	2.46%

Miscellaneous Manufacturing Industries
146,542	Summer Infant, Inc. *	316,531	0.64%

Motor Vehicles & Passenger Car Bodies
120,000	Federal Signal Corporation	1,591,200	3.22%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
400,000	RTI Surgical, Inc. *	1,252,000	2.53%

Pharmaceutical Preparations
120,000	Nature's Sunshine Products	1,920,000	3.88%

Photographic Equipment & Supplies
120,000	Avid Technology, Inc. *	952,800	1.93%

Printed Circuit Boards
100,000	TTM Technologies, Inc. *	1,145,000	2.32%

Radio & TV Broadcasting & Communications Equipment
190,000	Mitel Networks Corporation * (Canada)	1,398,400	2.83%

Retail - Apparel & Accessory Stores
90,000	Citi Trends, Inc.	1,793,700
80,000	Francesca's Holdings Corporation *	1,234,400
		3,028,100	6.12%

Retail - Catalog & Mail-Order Houses
38,522	PC Connection, Inc.	1,017,751	2.06%

Retail - Family Clothing Stores
140,000	Stage Stores, Inc.	785,400
200,000	Stein Mart, Inc.	1,270,000
		2,055,400	4.16%

Retail - Furniture Stores
50,000	Haverty Furniture Companies, Inc.	1,002,000	2.03%

Retail - Retail Stores, NEC
100,000	Kirkland's, Inc.	1,218,000	2.46%

Retail - Women's Clothing Stores
550,000	New York & Company, Inc. *	1,243,000	2.51%

Semiconductors & Related Devices
350,000	EMCORE Corporation *	1,995,000
40,000	Finisar Corporation *	1,192,000
240,000	Lattice Semiconductors Corporation *	1,557,600
60,000	MaxLinear, Inc. - Class A *	1,216,200
120,000	Oclaro, Inc. *	1,026,000
150,000	Ultra Clean Holdings, Inc. *	1,111,500
		8,098,300	16.37%

Services - Computer Integrated Systems Design
120,000	Allscripts Healthcare Solutions, Inc. *	1,580,400
120,000	Quality Systems, Inc.	1,358,400
		2,938,800	5.94%

Services - Management Services
500,000	Accretive Health, Inc. *	1,220,000	2.47%

Special Industry Machinery (No Metalworking Machinery)
15,000	Kadant Inc.	781,650	1.58%

Surgical & Medical Instruments & Apparatus
80,000	AtriCure, Inc. *	1,265,600
60,000	Globus Medical, Inc. - Class A *	1,354,200
150,000	MiMedx Group, Inc. *	1,287,000
		3,906,800	7.90%

Telephone & Telegraph Apparatus
140,000	Shoretel, Inc. *	1,120,000	2.26%

Total for Common Stocks (Cost $43,260,046)		$ 47,187,221	95.42%

CONTINGENT VALUE RIGHTS
50,000	Synergetics USA, Inc. * +	-	0.00%
(Cost $0)

MONEY MARKET FUNDS
2,170,686	SEI Daily Income Trust Government Fund -	2,170,686	4.39%
	Class A 0.22% **
	(Cost $2,170,686)

Total Investment Securities		49,357,907	99.81%
	(Cost $45,430,732)

Other Assets in Excess of Liabilities		92,872	0.19%

Net Assets		$ 49,450,779	100.00%

* Non-Income Producing Securities.
** The Yield Rate shown represents the 7-day yield at September 30, 2016.
+ Under the terms of the Contingent Value Rights (“CVR”), the holder has the right to receive cash payments of between $0.50 and $1.00 if Synergetic’s ophthalmology business achieves certain revenue performance milestones.

See accompanying notes to Schedules of Investments

PARADIGM FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2016

(Unaudited)

1. SECURITY TRANSACTIONS

For federal income tax purposes, at September 30, 2016 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

	Value Fund	Opportunity Fund	Select Fund
Cost of Investments	$41,255,529	$3,986,717	$6,582,819
Gross Unrealized Appreciation	$21,529,744	$2,537,552	$1,853,884
Gross Unrealized Depreciation	($3,707,983)	($235,574)	($146,038)
Net Unrealized Appreciation
(Depreciation) on Investments	$17,821,761	$2,301,978	$1,707,846

Micro-Cap Fund
Cost of Investments	$45,430,732
Gross Unrealized Appreciation	$7,126,655
Gross Unrealized Depreciation	($3,199,480)
Net Unrealized Appreciation
(Depreciation) on Investments	$3,927,175

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION: The Funds are investment companies and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. All investments in securities are recorded at their estimated fair value, as described in Note 3.

SECURITY TRANSACTIONS AND OTHER: Security transactions are recorded based on trade date for financial reporting purposes. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Funds use the highest cost basis in computing gain or loss on sale of investment securities. Discounts and premiums on fixed income securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs.

The Funds may hold investments in master limited partnerships (“MLPs”). It is common for distributions from MLPs to exceed taxable earnings and profits resulting in the excess portion of such dividend to be designated as return of capital. Annually, income or loss from MLPs is reclassified upon receipt of the MLPs K-1. For financial reporting purpose management does not estimate the tax character of MLP distributions for which actual information has not been reported.

SHARE VALUATION: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV for each fund is calculated by taking the total value of the fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of each Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase.

SHORT SALES: A Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

INCOME TAXES: The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and New York State tax authorities; however the Funds are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, the Funds did not incur any interest or penalties.

ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of any Fund.

3. SECURITIES VALUATIONS

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the assets or liabilities, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, real estate investment trusts and contingent value rights). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security.  When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Funds’ assets measured at fair value as of September 30, 2016:

Value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$53,789,515	$-	$-	$53,789,515
Real Estate Investment Trusts	4,138,075	-	-	4,138,075
Money Market Funds	1,149,700	-	-	1,149,700
Total	$59,077,290	$-	$-	$59,077,290

Opportunity:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$5,750,007	$-	$-	$5,750,007
Real Estate Investment Trusts	265,522	-	-	265,522
Money Market Funds	273,166	-	-	273,166
Total	$6,288,695	$-	$-	$6,288,695

Select:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$6,393,909	$-	$-	$6,393,909
Real Estate Investment Trusts	157,433	-	-	157,433
Money Market Funds	1,739,323	-	-	1,739,323
Total	$8,290,665	$-	$-	$8,290,665

Micro-Cap:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$47,187,221	$-	$-	$47,187,221
Contingent Value Rights	-	-	-	-
Money Market Funds	2,170,686	-	-	2,170,686
Total	$49,357,907	$-	$-	$49,357,907

Refer to the Funds’ Schedules of Investments for a listing of securities by industry.  The Funds did not hold any level 3 assets during the three month period ended September 30, 2016.  There were no transfers into or out of the levels during the period ended September 30, 2016.  It is the Funds’ policy to consider transfers into or out the levels as of the end of the reporting period.

The Funds did not invest in any derivative instruments during the three month period ended September 30, 2016.

Item 2. Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded, based on an evaluation of the Registrant’s disclosure controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the”1940 Act”)), the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PARADIGM FUNDS

By: /s/Candace King Weir

      Candace King Weir

      President

Date:                  11/10/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Candace King Weir

      Candace King Weir

      President

Date:                  11/10/16

By: /s/Robert A. Benton

       Robert A. Benton

      Chief Financial Officer

Date:                  11/10/16